Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	TAX EXEMPT BOND FUND OF AMERICA
Central Index Key	dei_EntityCentralIndexKey	0000050142
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2012
Tax Exempt Bond Fund of America (First Prospectus Summary) | Tax Exempt Bond Fund of America | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFTEX
Tax Exempt Bond Fund of America (First Prospectus Summary) | Tax Exempt Bond Fund of America | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEBFX
Tax Exempt Bond Fund of America (First Prospectus Summary) | Tax Exempt Bond Fund of America | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEBCX
Tax Exempt Bond Fund of America (First Prospectus Summary) | Tax Exempt Bond Fund of America | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFTFX
Tax Exempt Bond Fund of America (First Prospectus Summary) | Tax Exempt Bond Fund of America | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEAFX
Tax-Exempt Fund of California (Prospectus Summary) | Tax-Exempt Fund of California | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAFTX
Tax-Exempt Fund of California (Prospectus Summary) | Tax-Exempt Fund of California | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TECBX
Tax-Exempt Fund of California (Prospectus Summary) | Tax-Exempt Fund of California | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TECCX
Tax-Exempt Fund of California (Prospectus Summary) | Tax-Exempt Fund of California | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TECFX
Tax-Exempt Fund of California (Prospectus Summary) | Tax-Exempt Fund of California | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEFEX
Tax Exempt Bond Fund of America (Second Prospectus Summary) | Tax Exempt Bond Fund of America | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A